LONG-TERM DEBT-MORTGAGES (Tables)	12 Months Ended
Jul. 31, 2024
Debt Disclosure [Abstract]
Schedule of long-term debt
			Years Ended July 31,
	Current Annual Interest Rate	Final Payment Date	2024	2023
Mortgage:
Bond St. land and building, Brooklyn, NY (1)	4.375%	12/1/2024	$497,045	$1,653,117
Fishkill land and building (2)	3.980%	4/1/2025	3,393,720	3,545,719
Deferred financing costs			(16,519)	(54,631)
Total			$3,874,246	$5,144,205
(1)	In November 2019, the Company refinanced the remaining balance of a $6,000,000, 3.54% interest rate loan with another bank for $5,255,920 plus an additional $144,080 for a total of $5,400,000. The interest rate on the new loan is fixed at 4.375%. The loan is self-liquidating over a period of five years and secured by the Nine Bond Street land and building in Brooklyn, New York.

(2)	In March 2020, the Company obtained a loan with a bank in the amount of $4,000,000 to finance renovations and brokerage commissions relating to space leased to a community college at the Fishkill, New York building. The loan is secured by the Fishkill, New York land and building; amortized over a 20-year period with an interest rate of 3.98%. Effective any time after April 1, 2025 through April 1, 2040, the bank may demand a balloon payment for the full amount outstanding. The Company plans to refinance the mortgage effective April 1, 2025, however, the bank is under no obligation to refinance if or when a balloon payment comes due upon demand.

Schedule of interest expense, net of capitalized interest
	Year Ended July 31
	2024	2023
Interest expense	$(221,902)	$(278,241)
Capitalized interest	85,610	47,472
Interest expense, net of capitalized interest	$(136,292)	$(230,769)

Schedule of long-term mortgages outstanding
Year Ended July 31:	Amount
2025	$3,890,765
Deferred financing costs	(16,519)
Total	$3,874,246